OTHER INTANGIBLES ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Estimated Amortization Expenses
2021	$2,439
2022	2,439
2023	2,439
2024	2,439
2025	2,342

$12,098